Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Equity Method Investment Summarized Financial Information
Revenue	$ 21.2
Operating Income	9.8
Income from continuing operations	8.6
Net income	$ 8.6